Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Depreciation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 4,386	kr 4,307	kr 4,192
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	2,836	2,729	2,656
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	409	403	354
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	736	724	783
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	386	433	376
Other operating income and expenses
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	19	18	23
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 899	kr 964	kr 852